Financial instruments risks - Summary of Credit Risk Exposure of Loans and Advances (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,350,501,149	$ 11,753,183,986
Debt securities	2,461,681,262	1,833,311,004
Financial assets at amortised cost	8,281,410,537	7,472,926,498
Total loan commitments and financial guarantees	3,471,551,943	1,408,980,172
Total credit risk exposure	15,350,501,149	11,753,183,986
Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	644,817,414	525,564,116
Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	126,425,220	210,429,605
Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	162,657,173	208,766,443
Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	122,136,205	77,096,824
Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	233,598,816	29,271,244
Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,826,734,529	883,416,056
Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,827,666	28,929,705
Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,807,335,057	850,807,486
Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,881,551	3,481,517
Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	690,255
Other financial assets
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		197,348
Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	8,375,147,617	7,605,699,495
Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	5,218,807,744	2,659,604,263
Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	1,678,823,355	1,151,637,940
Financial assets at amortized cost | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	1,726,193,273	789,156,296
Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	378,184,032	22,471
Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	919,378,387	346,691,972
Financial assets at amortized cost | Wholesale Others
Disclosure of credit risk exposure [line items]
Financial assets	516,228,697	372,095,584
Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	2,996,435,566	2,117,132,312
Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	3,179,536	4,157,983
Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	1,816,918,989	1,468,861,738
Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	652,523,556	334,213,212
Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	246,836,049	104,456,830
Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	271,113,510	196,868,339
Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	4,263,439	4,741,925
Financial assets at amortized cost | Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	1,600,487	3,832,285
Financial assets at amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Financial assets	159,904,307	210,536,162
Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Debt securities	2,461,681,262	1,833,311,004
Total financial assets risk	11,878,949,206	10,344,203,814
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of credit risk exposure [line items]
Debt securities	2,461,681,262	1,833,311,004
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,042,120,327	905,193,315
Reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		2,618,426,758
Reverse repurchase agreements | BCRA repos (CCC+)
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		2,618,426,758
Stage 1
Disclosure of credit risk exposure [line items]
Total loan commitments and financial guarantees	3,310,861,940	1,274,815,404
Total credit risk exposure	12,113,279,569	9,468,066,582
Stage 1 | Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	605,654,440	474,146,108
Stage 1 | Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	115,594,098	182,358,733
Stage 1 | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	152,971,422	201,947,941
Stage 1 | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	121,249,204	68,788,927
Stage 1 | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	215,839,716	21,050,507
Stage 1 | Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,705,207,500	800,669,296
Stage 1 | Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,332,266	27,847,180
Stage 1 | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,687,775,960	770,660,261
Stage 1 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,415,398	1,990,060
Stage 1 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	683,876
Stage 1 | Other financial assets
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		171,795
Stage 1 | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	7,685,643,561	6,868,250,968
Stage 1 | Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	5,054,873,309	2,460,608,745
Stage 1 | Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	1,627,278,931	1,099,143,921
Stage 1 | Financial assets at amortized cost | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	1,676,557,727	678,551,274
Stage 1 | Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	375,201,620	8,025
Stage 1 | Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	859,606,334	310,809,941
Stage 1 | Financial assets at amortized cost | Wholesale Others
Disclosure of credit risk exposure [line items]
Financial assets	516,228,697	372,095,584
Stage 1 | Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	2,630,770,252	1,789,215,465
Stage 1 | Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	1,002,106	2,539,453
Stage 1 | Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	1,633,558,594	1,267,633,162
Stage 1 | Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	559,553,150	285,298,231
Stage 1 | Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	238,682,962	101,329,378
Stage 1 | Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	193,420,283	126,583,781
Stage 1 | Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	2,952,670	4,710,722
Stage 1 | Financial assets at amortized cost | Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	1,600,487	1,120,738
Stage 1 | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Debt securities	74,653,741	419,806,895
Total financial assets risk	8,802,417,629	8,193,251,178
Stage 1 | Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of credit risk exposure [line items]
Debt securities	74,653,741	419,806,895
Stage 1 | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,042,120,327	905,193,315
Stage 1 | Reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		2,618,426,758
Stage 1 | Reverse repurchase agreements | BCRA repos (CCC+)
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		2,618,426,758
Stage 2
Disclosure of credit risk exposure [line items]
Total loan commitments and financial guarantees	159,740,418	133,712,926
Total credit risk exposure	3,123,453,673	2,207,997,430
Stage 2 | Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	39,030,267	51,368,823
Stage 2 | Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,822,142	28,058,941
Stage 2 | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	9,685,744	6,818,485
Stage 2 | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	887,001	8,307,897
Stage 2 | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,635,380	8,183,500
Stage 2 | Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	120,710,151	82,344,103
Stage 2 | Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	492,404	1,075,757
Stage 2 | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	118,876,905	79,874,405
Stage 2 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,334,496	1,368,388
Stage 2 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	6,346
Stage 2 | Other financial assets
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		25,553
Stage 2 | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	576,685,734	660,780,395
Stage 2 | Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	148,561,327	186,934,328
Stage 2 | Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	46,568,893	43,374,906
Stage 2 | Financial assets at amortized cost | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	49,635,093	110,604,549
Stage 2 | Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	2,960,468	3,347
Stage 2 | Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	49,396,873	32,951,526
Stage 2 | Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	268,220,100	263,309,905
Stage 2 | Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	415,997	821,000
Stage 2 | Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	135,627,862	170,296,770
Stage 2 | Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	55,613,581	24,612,075
Stage 2 | Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	5,614,063	1,422,594
Stage 2 | Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	69,785,765	63,414,716
Stage 2 | Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	1,162,832	31,203
Stage 2 | Financial assets at amortized cost | Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	0	2,711,547
Stage 2 | Financial assets at amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Financial assets	159,904,307	210,536,162
Stage 2 | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Debt securities	2,387,027,521	1,413,504,109
Total financial assets risk	2,963,713,255	2,074,284,504
Stage 2 | Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of credit risk exposure [line items]
Debt securities	2,387,027,521	1,413,504,109
Stage 3
Disclosure of credit risk exposure [line items]
Total loan commitments and financial guarantees	949,585	451,842
Total credit risk exposure	113,767,907	77,119,974
Stage 3 | Wholesale
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	132,707	49,185
Stage 3 | Wholesale Business
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,980	11,931
Stage 3 | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	7	17
Stage 3 | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	123,720	37,237
Stage 3 | Retail
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	816,878	402,657
Stage 3 | Retail Advances
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,996	6,768
Stage 3 | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	682,192	272,820
Stage 3 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	131,657	123,069
Stage 3 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	33
Stage 3 | Other financial assets
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	112,818,322	76,668,132
Stage 3 | Financial assets at amortized cost | Wholesale
Disclosure of credit risk exposure [line items]
Financial assets	15,373,108	12,061,190
Stage 3 | Financial assets at amortized cost | Wholesale Business
Disclosure of credit risk exposure [line items]
Financial assets	4,975,531	9,119,113
Stage 3 | Financial assets at amortized cost | Wholesale CIB
Disclosure of credit risk exposure [line items]
Financial assets	453	473
Stage 3 | Financial assets at amortized cost | Wholesale International and Institutional
Disclosure of credit risk exposure [line items]
Financial assets	21,944	11,099
Stage 3 | Financial assets at amortized cost | Wholesale MSMEs
Disclosure of credit risk exposure [line items]
Financial assets	10,375,180	2,930,505
Stage 3 | Financial assets at amortized cost | Retail
Disclosure of credit risk exposure [line items]
Financial assets	97,445,214	64,606,942
Stage 3 | Financial assets at amortized cost | Retail Advances
Disclosure of credit risk exposure [line items]
Financial assets	1,761,433	797,530
Stage 3 | Financial assets at amortized cost | Retail Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	47,732,533	30,931,806
Stage 3 | Financial assets at amortized cost | Retail Personal Loans
Disclosure of credit risk exposure [line items]
Financial assets	37,356,825	24,302,906
Stage 3 | Financial assets at amortized cost | Retail Bridge Loans
Disclosure of credit risk exposure [line items]
Financial assets	2,539,024	1,704,858
Stage 3 | Financial assets at amortized cost | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	7,907,462	6,869,842
Stage 3 | Financial assets at amortized cost | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	147,937	0
Stage 3 | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Total financial assets risk	$ 112,818,322	$ 76,668,132